SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
%

Computers, software and related equipment	20 – 33
Office furniture and equipment	15 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Estimated Useful Lives Annual Rates of Intangible Assets
%

Technology	20
Customer relationships	8-12.5
Other	25-100

Schedule of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) to the Statements of Comprehensive Loss
	Year ended December 31,
	2022	2023	2024

Cost of revenues	$509	$590	$(127)
Research and development	5,381	6,486	(1,507)
Sales and marketing	927	1,104	(251)
General and administrative	1,358	1,713	(393)

Total gains (losses), before tax benefit (taxes on income)	8,175	9,893	(2,278)
Tax benefit (taxes on income)	(981)	(1,187)	273

Total gains (losses), net of tax benefit (taxes on income)	$7,194	$8,706	$(2,005)

Schedule of Company's Revenue by Category
	Year ended December 31,
	2022	2023	2024

SaaS	$166,361	$298,331	$468,680
Self-hosted subscription*	114,288	173,692	264,595
Perpetual license	49,964	21,037	14,449
Maintenance and support	217,695	207,561	196,982
Professional services	43,402	51,267	56,036

	$591,710	$751,888	$1,000,742

* Self-hosted subscription also includes maintenance associated with Self-hosted Subscriptions.